Deferred revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current deferred revenue	$ 8,408	$ 6,643
Non-current deferred revenue	9,917	4,989
Ending balance	$ 18,325	$ 11,632	$ 4,588